                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenville Capital Management, Inc.
                 -----------------------------------
   Address:      100 S. Rockland Falls Rd.
                 -------------------------------
                 PO Box 220
                 -------------------------------
                 Rockland, DE 19732
                 -------------------------------

Form 13F File Number: 28-3476
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elizabeth Kirker
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   302-429-9799
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Elizabeth Kirker               Rockland, DE         4/18/2005
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       N/A
                                        --------------------

Form 13F Information Table Entry Total:                  58
                                        --------------------

Form 13F Information Table Value Total:         $151,187,364
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                          GREENVILLE CAPITAL MANAGEMENT
                  13F REPORT For the Month Ended March 31, 2005

COMMON STOCK                                      CLASS            CUSIP            VALUE            QUANTITY     DISCRETION
AirTran Holdings, Inc.                            Common         00949p108         1,208,085          133,490         X
American Service Group, Inc.                      Common         02364L109         2,720,319          122,925         X
American Safety Insurance                         Common         g02995101         1,614,638          108,365         X
Anteon International Corp.                        Common         03674e108         2,566,733           65,932         X
Argonaut Group, Inc.                              Common         040157109         3,011,309          141,909         X
AudioCodes, Ltd.                                  Common         m15342104         4,751,574          421,987         X
August Technology Corp.                           Common         02364L109         1,320,469          112,668         X
BEI Technologies                                  Common         05538p104         1,763,833           73,585         X
Celadon Group, Inc                                Common         150838100         3,253,392          175,385         X
Comstock Home Building Co, Inc                    Common         205684103         1,796,556           84,385         X
Conn's, Inc.                                      Common         208242107         3,192,522          169,815         X
Connetics Corporation                             Common         208192104         4,666,511          184,520         X
Coventry Health Care, Inc.                        Common         222862104         3,984,282           58,472         X
Digitas, Inc.                                     Common         25388k104         1,644,331          162,805         X
Dycom Industries, Inc                             Common         267475101         1,672,178           72,735         X
EVCI Career Colleges Inc.                         Common         26926p100         1,640,840          215,900         X
Epicor Software Corporation                       Common         29426l108         2,816,274          215,595         X
Equity Inns                                       Common         294703103         2,441,049          221,310         X
EscoTechnologies, Inc.                            Common         296315104         2,968,370           36,943         X
FMC Corp New                                      Common         302491303             1,336               25         X
First Cash Financial  Services                    Common         31942d107         2,175,112          102,745         X
Given Imaging Ltd.                                Common         M52020100         3,016,666          102,156         X
Headwaters Inc.                                   Common         42210p102         3,315,936          101,034         X
Hollywood Media Corp.                             Common         436233100         2,010,968          399,795         X
IXYS Corporation                                  Common         4600w106          3,032,515          265,080         X
International Display Works, Inc.                 Common         459412102         1,720,927          180,580         X
J. B. Hunt Transportation Services, Inc.          Common         445658107         3,963,723           90,558         X
JLG Industries, Inc.                              Common         466210101         4,219,490          195,800         X
LTX Corp.                                         Common         502392103         1,129,794          254,458         X
Life Sciences Research, Inc.                      Common         532169109         3,153,033          247,880         X
MICROS Systems, Inc.                              Common         594901100         4,706,552          128,209         X
MapInfo Corp.                                     Common         565105103         1,690,476          140,405         X
Marten Transport, Ltd.                            Common         573075108         3,692,777          173,126         X
Matrixx Initiatives, Inc.                         Common         57685L105         2,604,583          229,075         X
McCormick & Schmick's Seafood Restaurant          Common         579793100         2,794,999          167,165         X
Merit Medical Systems                             Common         589889104         2,345,196          195,596         X
Nautilus Group Inc                                Common         63910B102         2,538,756          106,850         X
NMS Communications Corporation                    Common         629248105         1,181,358          275,375         X
Navarre Corporation                               Common         639208107         2,660,667          334,675         X
OmniVision Technologies, Inc.                     Common         682128103         3,568,203          235,525         X
Orange 21 Inc.                                    Common         685317109         1,217,515          187,310         X
Peet's Coffee & Tea, Inc.                         Common         705560100         4,722,891          191,598         X
Power-One, Inc.                                   Common         739308104         3,056,599          628,930         X
Provide Commerce Inc.                             Common         74373W103         1,678,939           58,135         X
Providence Service Corporation                    Common         743815102         4,212,956          181,165         X
Richardson Electronics, Ltd.                      Common         763165107         1,451,254          141,310         X
Rubio's Fresh Mexican Grill                       Common         78116b102         1,913,650          191,365         X
Rowe Furniture                                    Common         779528108         1,406,869          355,270         X
Rush Enterprises                                  Common         781846308         4,479,933          285,710         X
Seracare Life Sciences                            Common         817472100         1,410,318          114,660         X
Stratasys, Inc                                    Common         862685104         3,725,621          131,508         X
Superior Energy Services Inc                      Common         868157108         1,568,554           91,195         X
Tessera Technologies, Inc.                        Common         88164l100         2,841,378           65,727         X
TradeStation Group, Inc.                          Common         89267p105         3,592,357          594,761         X
US Home Systems                                   Common         90335c100           932,802          179,385         X
Universal Truckload Services, Inc                 Common         91388p105         1,916,513           90,830         X
Vitran Corporation, Inc.                          Common         92580e107         2,642,854          177,970         X
W-H Energy Services, Inc.                         Common         92925e108         3,860,029          161,305         X

                                             58                                  151,187,364